Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	306,587	2,792,781	3,518,527	1,413,982
Professional Fees	107,485	19,374	397,727	342,845
Officer's Salary	159,898	144,562	516,332	627,197
Rent - Related Party	3,273	3,135	13,092	14,793
Research and Development	87,768	4,812	88,470	223,050
Total Operating Expenses	665,011	2,964,664	4,534,148	2,621,867
Loss from Operations	(665,011)	(2,964,664)	(4,534,148)	(2,621,867)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)	90,100
Interest expense	(130,259)	(86,675)	(386,624)	(294,352)
Amortization of original issue discount	(235,492)		(50,505)
Interest income				6,369
Total Other Income/(Expenses)	(275,651)	(86,675)	(437,129)	(287,983)
Net (Loss) before Provision for Income Taxes	(940,662)	(3,051,339)	(4,971,277)	(2,909,850)
Provision for Income Taxes
Net (Loss)	$ (940,662)	$ (3,051,339)	$ (4,971,277)	$ (2,909,850)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ (0.01)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	855,136,759	844,468,378	848,651,465	835,587,422